HELD FOR SALE - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of financial assets [line items]
Assets	$ 343,696	$ 323,969
Liabilities	$ 221,054	207,123
Triple net lease
Disclosure of financial assets [line items]
Number of properties	4
U.S. Mall
Disclosure of financial assets [line items]
Number of properties	2
UNITED STATES
Disclosure of financial assets [line items]
Assets	$ 159,684	149,687
Brazil
Disclosure of financial assets [line items]
Assets	20,675	$ 24,354
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Held for Sale Assets Sold	6,700
Liabilities	$ 2,600